Cover	12 Months Ended
Dec. 31, 2025 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41658
Entity Registrant Name	Lucas GC Limited
Entity Central Index Key	0001954694
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 1109, 11/F, Tower A
Entity Address, Address Line Two	Star Plaza, No. 8 Wangjing Street
Entity Address, City or Town	Chaoyang District
Entity Address, Country	CN
Entity Address, Postal Zip Code	100102
Title of 12(b) Security	Class A ordinary shares, par value US$0.0002 per share
Trading Symbol	LGCL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	2,790,404
Entity Listing, Par Value Per Share | $ / shares	$ 0.0002
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6907
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Lucas GC Limited and its subsidiaries (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of income and comprehensive income, changes in shareholders’ equity and cash flows of the years ended December 31, 2025 and 2024 and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows of the years ended December 31, 2025 and 2024 in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Auditor Name	Enrome LLP
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 1109, 11/F, Tower A
Entity Address, Address Line Two	Star Plaza, No. 8 Wangjing Street
Entity Address, City or Town	Chaoyang District
Entity Address, Country	CN
Entity Address, Postal Zip Code	100102
City Area Code	(86)
Local Phone Number	18500976532
Contact Personnel Name	Howard Lee